Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
WisdomTree Emerging Markets ex-China Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XC
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on or about June 18, 2025 (the “Effective Date”), the Fund’s name will change to “WisdomTree True Emerging Markets Fund.” In addition, the name of the WisdomTree Emerging Markets ex-China Index (the “Index”), whose performance, before fees and expenses, the Fund seeks to track, will change to “WisdomTree True Emerging Markets Index.”

Therefore, on the Effective Date, all references in the Prospectuses and SAI to the current names of the Fund and Index will be replaced with the new names listed above.

Furthermore, on the Effective Date, the Index will no longer consider South Korea or Taiwan as eligible countries from which to select issuers.

Accordingly, the first sentence of the third paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses will be deleted in its entirety and replaced with the sentence below.

The starting universe for the Index (the “pre-screening universe”) is comprised solely of companies, as of the Index screening date, that (i) conduct their Primary Business Activities in one of the following emerging market countries: Argentina, Brazil, Chile, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Thailand or Turkey (the “Emerging Market Countries”); (ii) list shares on a stock exchange in one of the Emerging Market Countries or the United States; (iii) have a float-adjusted market capitalization of at least $1 billion (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trade at least 250,000 shares per month or $25 million notional for each of the preceding six months.

Additionally, on the Effective Date, the final paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses will be deleted in its entirety and replaced with the paragraph below.

The equity securities of companies with Primary Business Activities in India and Brazil are expected to comprise a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries.

Finally, on the Effective Date, the “Investments in Taiwan” paragraph under “Geographic Investment Risk” under the heading “Principal Risks of Investing in the Fund” in the Fund’s Prospectuses will be deleted in its entirety and replaced with the “Investments in Brazil” paragraph included below.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government. These risks include (i) investment and repatriation controls, which could make it harder for the Fund to track its underlying Index and decrease the Fund’s tax efficiency, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy, (v) high rates of inflation and unemployment, (vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws. The Brazilian economy may also be significantly affected by the economies of other Latin American countries. These and other factors could have a negative impact on the Fund’s performance.

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The changes described above are not expected to affect the Fund’s fees and expenses or investment objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.